CONVERTIBLE PROMISSORY NOTES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	$ 435,634	$ 16,843
Proceeds net of transaction costs	403,600	572,389
Repayments	0	(33,596)
Conversions	(1,416,024)	(1,379,907)
Fair value change	1,995,930	1,067,076	$ (534,118)
Interest expense	30,785	58,470
Accretion expense	137,880	146,624	7,039
Loss (gain) on settlement of debt	(151,301)	0
Foreign exchange (gain) loss	(2,659)	(12,265)
Convertible promissory notes, ending	1,433,845	435,634	16,843
Promissory Note
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	165,698	209,755
Proceeds net of transaction costs	0	0
Repayments	0	(33,596)
Conversions	0	0
Fair value change	0	0
Interest expense	0	0
Accretion expense	0	0
Loss (gain) on settlement of debt	(151,301)
Foreign exchange (gain) loss	(2,494)	(10,461)
Convertible promissory notes, ending	11,903	165,698	209,755
Convertible Promissory Note - Liability Component
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	50,593	25,541
Proceeds net of transaction costs	13,396	13,328
Repayments	0	0
Conversions	(140,768)	(191,566)
Fair value change	0	0
Interest expense	30,785	58,470
Accretion expense	137,880	146,624
Loss (gain) on settlement of debt	0
Foreign exchange (gain) loss	(165)	(1,804)
Convertible promissory notes, ending	91,721	50,593	25,541
Derivative Liability
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	370,194	733,339
Proceeds net of transaction costs	1,216,301	1,517,944
Repayments	0	0
Conversions	(1,104,262)	(1,545,331)
Fair value change	1,128,625	(335,758)
Interest expense	0	0
Accretion expense	0	0
Loss (gain) on settlement of debt	0
Foreign exchange (gain) loss	0	0
Convertible promissory notes, ending	1,610,858	370,194	733,339
Deferred Derivative Loss (Increase)
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	(150,851)	(951,792)
Proceeds net of transaction costs	(826,097)	(958,883)
Repayments	0	0
Conversions	(170,994)	356,990
Fair value change	867,305	1,402,834
Interest expense	0	0
Accretion expense	0	0
Loss (gain) on settlement of debt	0
Foreign exchange (gain) loss	0	0
Convertible promissory notes, ending	$ (280,637)	$ (150,851)	$ (951,792)